INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
Average effective tax rate	30.00%	10.90%	31.30%	10.60%
Unused tax losses for which no deferred tax asset recognised due to IAS 12 exception	$ 8,786		$ 8,786
Unused tax credits for which no deferred tax asset unrecognised	$ 390		$ 390